General and Administrative Expense (Tables)	12 Months Ended
Dec. 31, 2012
General and administrative expenses
General And Administrative Expense

General and administrative expenses for the years ended December 31, 2010, 2011 and 2012 were as follows:

	December 31,
	2010	2011	2012
Management fees - related party	$4,880	$6,026	$7,726
Professional fees (legal and accounting)	810	839	588
Director fees	240	240	240
Listing fees and expenses	63	58	53
Miscellaneous	1,025	1,326	1,339
Total	$7,018	$8,489	$9,946